BANK PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Bank premises and equipment as of year-end are as follows (000s omitted):

	2012	2011
Land, buildings and improvements	$44,320	$44,335
Equipment, furniture and fixtures	22,396	22,123
Total Bank premises and equipment	$66,716	$66,458
Less accumulated depreciation	38,666	36,942
Bank premises and equipment, net	$28,050	$29,516

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]	The future minimum lease payments are as follows:

Year	Minimum Payment
2013	$138,000
2014	80,000
2015	7,000
2016	—
Thereafter	—